Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 34,171,193	$ 5,873,743
Gemini Direct Investment LLC and Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	34,171,193	5,873,743
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,986,050	2,005,743
Amortization of intangible assets	8,416	33,415
Amortization of loan costs	487,989	1,188,228
Changes in assets and liabilities:
Accounts receivable	(4,553,069)	220
Due from related parties	(8,261,947)	28,088,371
Prepaid expenses	3,864	(38,348)
Reserve account		(975,000)
Other assets	(64,047)	(57,444)
Accounts payable and accrued expenses	124,813	111,195
Accrued distributions	1,714,415	383,020
Due to related parties	1,657,155	(543,000)
Deferred rent	(11,632)	(8,650)
Net cash provided by operating activities	27,263,200	36,061,493
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalization of internally developed software	(1,200,007)	(1,409,423)
Property, equipment and software purchases	(480,032)	(407,539)
Sale of domain name, net		335,000
Proceeds from sales of investment securities, net	3,849,092	(46,248,438)
Purchases of debt securities	(1,960,000)
Net cash provided by (used in) investing activities	209,053	(47,730,400)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable, net of loan costs		62,556,302
Payments on note payable	(8,301,205)	(48,500,000)
Redemption of convertible notes		(700,000)
Contributed capital contribution		100
Distributions to member	(6,584,063)	(10,910,508)
Net cash (used in) provided by financing activities	(14,885,268)	2,445,894
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,586,985	(9,223,013)
CASH AND CASH EQUIVALENTS AT: BEGINNING OF YEAR	13,867,684	23,090,697
CASH AND CASH EQUIVALENTS AT: END OF YEAR	26,454,669	13,867,684
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	$ 5,864,528	$ 7,929,338